Annual Total Returns (Bar Chart) (Invesco Van Kampen V.I. Mid Cap Growth Fund, Series I shares, Invesco Van Kampen V.I. Mid Cap Growth Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Mid Cap Growth Fund | Series I shares, Invesco Van Kampen V.I. Mid Cap Growth Fund
Annual Total Returns
'01	(38.26%)
'02	(32.52%)
'03	38.69%
'04	14.89%
'05	11.11%
'06	4.92%
'07	17.60%
'08	(46.83%)
'09	56.37%
'10	26.96%